Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
BROADVIEW NETWORKS HOLDINGS, INC. AND SUBSIDIARIES

	Balance at Beginning of Period	Charges to Expenses	Other Accounts	Deductions (a)	Balance at End of Period
Allowance for uncollectible accounts receivable:
Year Ended December 31, 2010	$7,942	$5,100	$1,922	$(4,300)	$10,664
Year Ended December 31, 2011	10,664	2,335	1,741	(204)	14,536
Year Ended December 31, 2012	14,536	1,289	1,627	(9,992)	7,460
Valuation allowance for deferred tax assets:
Year Ended December 31, 2010	$79,312	$—	$7,948	$—	$87,260
Year Ended December 31, 2011	87,260	—	5,206	—	92,466
Year Ended December 31, 2012	92,466		(20,489)		71,977

(a)	Allowance for Uncollectible Accounts Receivable includes amounts written off as uncollectible.